Operating Leases (Details Narrative) $ in Thousands	12 Months Ended
	Sep. 30, 2018 USD ($) Units	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Leases [Abstract]
Aggregate expense under operating leases | $	$ 1,274	$ 1,198	$ 1,656
Leased tractors | Units	30